Segment Information - Reconciliation of Financial Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation Of Segment Information [Line Items]
Net Interest Income	$ 235,315	$ 273,234	$ 274,044
Depreciation Expense	6,954	7,583	7,126
Other Expense	181,014	180,734	179,981
Income Taxes	25,701	34,415	16,636
Assets	6,642,803	6,972,245	7,282,261
Deposits	4,716,032	4,465,114	5,095,420
Totals for reportable segments
Reconciliation Of Segment Information [Line Items]
Net Interest Income	230,573	271,079	272,759
Depreciation Expense	6,954	7,583	7,126
Other Expense	174,429	173,619	170,874
Income Taxes	27,506	37,430	22,629
Assets	6,656,933	7,014,353	7,330,712
Deposits	4,822,465	4,619,691	5,263,187
Elimination of intersegment items
Reconciliation Of Segment Information [Line Items]
Net Interest Income	(4,948)	(974)	0
Depreciation Expense	0	0	0
Other Expense	0	0	0
Income Taxes	0	0	0
Assets	(35,639)	(63,243)	(77,876)
Deposits	(106,433)	(154,577)	(167,767)
Parent Co. totals - not eliminated
Reconciliation Of Segment Information [Line Items]
Net Interest Income	9,690	3,129	1,285
Depreciation Expense	0	0	0
Other Expense	6,585	7,115	9,107
Income Taxes	(1,805)	(3,015)	(5,993)
Assets	21,509	21,135	29,425
Deposits	$ 0	$ 0	$ 0